SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
 OF
WELLS FARGO U.S. EQUITY FUNDS
 For the Wells Fargo Small Company Value Fund(the "Fund")

Effective immediately, the Wells Fargo Small Company Value Fund is no longer offered in the U.S. Equity Funds' Prospectuses and Statement of Additional Information dated October 1, 2017. All references to the Fund are hereby removed.

Please refer to the Small Company Value Fund's Prospectuses and Statement of Additional Information dated May 1, 2018 for information on the Fund.

May 1, 2018	EGR058/P901SP3